Investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of main investees of PIB BV	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras
Description of main investees	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market
Description of main investees	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC)
Description of main investees	Petrobras Singapore Private Limited. - PSPL (100%, based in Singapore), which operates primarily in the trading of crude oil, oil products, biofuels and liquefied natural gas (LNG); and
Description of main investees	PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA - PFISA (100%) and BJOOS BV (20%), dedicated to the construction and lease of equipment; and
Non-controlling interest	$ 392	$ 344
Percentage in indirect subsidiary	51.00%
Non-controlling interests [member] | Consolidated structured entities [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 331	277
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 51
Non-controlling interests [member] | T B G [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		$ 58